Debt - Reconciliation to Consolidated Balance Sheets (Details) € in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Jun. 19, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 27, 2019 EUR (€)	Sep. 16, 2019 EUR (€)	Jun. 20, 2019 EUR (€)	Sep. 26, 2018 USD ($)	Jun. 27, 2018 EUR (€)	Jul. 25, 2017 EUR (€)
Debt Instrument [Line Items]
Debt issuance cost, net	$ (56,332)			$ (57,673)
Premium	224			(392)
Swap	6,860			492
Total	8,250,238			8,065,517
Short-term borrowings	480			3,193
Total debt	8,299,486			8,123,290
Secured Debt
Debt Instrument [Line Items]
Principal	392,672			463,078
Debt issuance cost, net	0			(978)
Premium	0			(74)
Swap	0			19
Short-term borrowings	392,672			462,155
Euro Term Loan Facility due January 2023 | Term loan
Debt Instrument [Line Items]
Principal	392,672
Debt issuance cost, net	0
Premium	0
Swap	0
Long-term Debt, Total	392,672
4.750% Senior Secured Euro Notes due March 2020 | Secured Debt
Debt Instrument [Line Items]
Principal				435,767
Debt issuance cost, net				(978)
Premium				0
Swap				0
Short-term borrowings				434,789
5.500% Senior Secured U.S. Dollar Notes due June 2020 | Secured Debt
Debt Instrument [Line Items]
Principal				27,311
Debt issuance cost, net				0
Premium				(74)
Swap				19
Short-term borrowings				27,366
Senior Notes
Debt Instrument [Line Items]
Principal	6,851,028			6,331,407
Debt issuance cost, net	(45,054)			(48,472)
Premium	224			(318)
Swap	6,860			473
Total	6,813,058			6,282,780
Senior Notes | 6.250% Senior Secured U.S. Dollar Notes due February 2022
Debt Instrument [Line Items]
Principal	1,000,001			1,500,000
Debt issuance cost, net	(3,039)			(8,199)
Premium	0			0
Swap	6,860			473
Total	$ 1,003,822			$ 1,491,328
Stated interest rate on debt (as a percent)	6.25%	6.25%		6.25%
Senior Notes | 4.750% Senior Secured Euro Notes due February 2023
Debt Instrument [Line Items]
Principal	$ 1,043,035	€ 850,000		$ 954,890
Debt issuance cost, net	(4,983)			(6,508)
Premium	0			0
Swap	0			0
Total	$ 1,038,052			$ 948,382
Stated interest rate on debt (as a percent)	4.75%	4.75%		4.75%
Senior Notes | 5.350% Senior Secured U.S. Dollar Notes due October 2023
Debt Instrument [Line Items]
Principal	$ 60,567			$ 60,567
Debt issuance cost, net	0			0
Premium	224			(318)
Swap	0			0
Total	$ 60,791			$ 60,885
Stated interest rate on debt (as a percent)	5.35%	5.35%		5.35%
Senior Notes | 3.500% Senior Secured Euro Notes due July 2024
Debt Instrument [Line Items]
Principal	$ 613,550	€ 500,000		$ 561,700					€ 500,000
Debt issuance cost, net	(3,808)			(4,369)
Premium	0			0
Swap	0			0
Total	$ 609,742			$ 557,331
Stated interest rate on debt (as a percent)	3.50%	3.50%		3.50%					3.50%
Senior Notes | 6.500% Senior Secured U.S. Dollar Notes due February 2025
Debt Instrument [Line Items]
Principal	$ 1,100,000			$ 1,100,000
Debt issuance cost, net	(8,359)			(10,041)
Premium	0			0
Swap	0			0
Total	$ 1,091,641			$ 1,089,959
Stated interest rate on debt (as a percent)	6.50%	6.50%		6.50%
Senior Notes | 3.500% Senior Secured Euro Notes due June 2026
Debt Instrument [Line Items]
Principal	$ 920,325	€ 750,000		$ 842,550			€ 750,000
Debt issuance cost, net	(6,995)			(7,445)
Premium	0
Swap	0
Total	$ 913,330			$ 835,105
Stated interest rate on debt (as a percent)	3.50%	3.50%		3.50%			3.50%
Senior Notes | 6.250% Senior Secured U.S. Dollar Notes due January 2027
Debt Instrument [Line Items]
Principal	$ 750,000			$ 750,000				$ 750,000
Debt issuance cost, net	(5,845)			(6,613)
Premium	0			0
Swap	0			0
Total	$ 744,155			$ 743,387
Stated interest rate on debt (as a percent)	6.25%	6.25%		6.25%				625.00%
Senior Notes | 2.375% Senior Secured Euro Notes due April 2028
Debt Instrument [Line Items]
Principal	$ 613,550	€ 500,000		$ 561,700		€ 500,000
Debt issuance cost, net	(5,150)			(5,297)
Premium	0
Swap	0
Total	$ 608,400			$ 556,403
Stated interest rate on debt (as a percent)	2.375%	2.375%		2.375%		2.375%
Senior Notes | 5.250% Senior Secured U.S. Dollar Notes due January 2029
Debt Instrument [Line Items]
Principal	$ 750,000	€ 750,000	$ 750,000
Debt issuance cost, net	(6,875)
Premium	0
Swap	0
Total	$ 743,125
Stated interest rate on debt (as a percent)	5.25%	5.25%	5.25%	5.25%
Senior Notes | 4.750% Senior Secured Euro Notes due March 2020
Debt Instrument [Line Items]
Stated interest rate on debt (as a percent)				4.75%
Senior Notes | Senior Secured Notes 5.500 Percent Due in 2020
Debt Instrument [Line Items]
Stated interest rate on debt (as a percent)				5.50%
Term loan | Euro Term Loan Facility due January 2023
Debt Instrument [Line Items]
Principal	$ 1,055,306			$ 1,325,612	€ 1,200,000					€ 1,500,000
Debt issuance cost, net	(11,278)			(8,223)
Premium	0			0
Swap	0			0
Long-term Debt, Total	1,044,028			1,317,389
Revolving Credit Facility
Debt Instrument [Line Items]
Principal	7,906,334			7,657,019
Debt issuance cost, net	(56,332)			(56,695)
Premium	224			(318)
Swap	6,860			473
Long-term Debt, Total	7,857,086			7,600,169
Revolving Credit Facility | Euro Revolving Credit Facility B Due 2024
Debt Instrument [Line Items]
Principal	0			0
Debt issuance cost, net	0			0
Premium	0			0
Swap	0			0
Long-term Debt, Total	0			0
Revolving Credit Facility | U.S. Dollar Revolving Credit Facility A due July 2024
Debt Instrument [Line Items]
Principal	0			0
Debt issuance cost, net	0			0
Premium	0			0
Swap	0			0
Long-term Debt, Total	0			0
Other non-current assets
Debt Instrument [Line Items]
Debt issuance cost, net	$ (23,900)			$ (20,500)